Investment Securities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2013
Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities [Table Text Block]

At March 31, 2013:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥49,159,827	¥323,725		¥3,598		¥49,479,954
Japanese prefectural and municipal bonds	207,227	9,852		4		217,075
Foreign governments and official institutions bonds	701,504	17,814		3,022		716,296
Corporate bonds	1,868,599	55,044		697		1,922,946
Residential mortgage-backed securities	1,204,219	20,902		1,501		1,223,620
Commercial mortgage-backed securities	260,057	9,895		570		269,382
Asset-backed securities	813,312	1,132		3,766		810,678
Other debt securities(1)	109,365	2,247		4,898		106,714
Marketable equity securities	2,224,060	1,874,159		815		4,097,404

Total	¥56,548,170	¥2,314,770		¥18,871		¥58,844,069

Securities being held-to-maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥232,881	¥1,883		¥—		¥234,764
Foreign governments and official institutions bonds	284,315	2,409		—		286,724
Corporate bonds	23,555	173		—		23,728
Residential mortgage-backed securities	86,722	1,056	(2)	11		87,767
Asset-backed securities	1,503,691	51,396		—	(3)	1,555,087

Total	¥2,131,164	¥56,917		¥11		¥2,188,070

Notes:	(1)	Other debt securities in the table above include ¥106,699 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥395 million before taxes at March 31, 2013 and not included in the table above.
	(3)	UNBC reclassified collateralized loan obligations (“CLOs”), which totaled ¥111,895 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥1,460 million before taxes at March 31, 2013 and not included in the table above.

At September 30, 2013:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥41,952,441	¥174,958		¥10,441		¥42,116,958
Japanese prefectural and municipal bonds	199,763	8,446		—		208,209
Foreign governments and official institutions bonds	1,023,076	13,367		11,516		1,024,927
Corporate bonds	1,644,116	44,997		471		1,688,642
Residential mortgage-backed securities	1,535,763	6,024		31,797		1,509,990
Commercial mortgage-backed securities	384,878	2,357		17,534		369,701
Asset-backed securities	841,443	3,489		1,735		843,197
Other debt securities(1)	147,882	3,213		2,484		148,611
Marketable equity securities	2,367,775	2,354,880		1,098		4,721,557

Total	¥50,097,137	¥2,611,731		¥77,076		¥52,631,792

Securities being held-to-maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥214,955	¥1,249		¥—		¥216,204
Foreign governments and official institutions bonds	68,961	1,268		106		70,123
Corporate bonds	19,985	31		12		20,004
Residential mortgage-backed securities	87,885	—	(2)	1,753		86,132
Asset-backed securities	1,545,432	48,582		—	(3)	1,594,014

Total	¥1,937,218	¥51,130		¥1,871		¥1,986,477

Notes:	(1)	Other debt securities in the table above include ¥146,540 million of private placement debt conduit bonds.
	(2)	As a result of the reclassification during the fiscal year ended March 31, 2013, the unrealized gains at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥378 million before taxes at September 30, 2013 and not included in the table above.
	(3)	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥236 million before taxes at September 30, 2013 and not included in the table above.

Amortized Cost And Estimated Fair Value By Contractual Maturity [Table Text Block]

	Held-to-maturity		Available-for-sale
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥85,534	¥85,544	¥14,521,920
Due from one year to five years	254,202	255,986	23,474,896
Due from five years to ten years	1,280,086	1,325,167	6,590,570
Due after ten years	317,396	319,780	3,322,849

Total	¥1,937,218	¥1,986,477	¥47,910,235

Investments By Type And Length In Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2013:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,859,342	¥672	¥584,048	¥2,926	¥7,443,390	¥3,598	33
Japanese prefectural and municipal bonds	1,486	4	—	—	1,486	4	1
Foreign governments and official institutions bonds	157,287	2,867	11,332	155	168,619	3,022	108
Corporate bonds	76,521	306	56,953	391	133,474	697	1,360
Residential mortgage-backed securities	102,511	276	25,766	1,225	128,277	1,501	182
Commercial mortgage-backed securities	58,459	530	12,134	40	70,593	570	24
Asset-backed securities	17,239	37	85,069	3,729	102,308	3,766	131
Other debt securities	71,217	4,898	—	—	71,217	4,898	49
Marketable equity securities	15,143	694	870	121	16,013	815	23

Total	¥7,359,205	¥10,284	¥776,172	¥8,587	¥8,135,377	¥18,871	1,911

Securities being held-to-maturity:
Debt securities:
Residential mortgage-backed securities	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

Total	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

	Less than 12 months		12 months or more		Total
At September 30, 2013:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥9,334,375	¥10,294	¥104,849	¥147	¥9,439,224	¥10,441	55
Foreign governments and official institutions bonds	475,231	7,406	112,707	4,110	587,938	11,516	169
Corporate bonds	169,779	299	40,477	172	210,256	471	1,077
Residential mortgage-backed securities	1,185,029	31,093	18,876	704	1,203,905	31,797	544
Commercial mortgage-backed securities	281,102	17,534	—	—	281,102	17,534	172
Asset-backed securities	60,518	1,639	2,735	96	63,253	1,735	21
Other debt securities	90,972	2,484	—	—	90,972	2,484	44
Marketable equity securities	26,326	1,047	107	51	26,433	1,098	84

Total	¥11,623,332	¥71,796	¥279,751	¥5,280	¥11,903,083	¥77,076	2,166

Securities being held-to-maturity:
Debt securities:
Foreign governments and official institutions bonds	¥14,547	¥106	¥—	¥—	¥14,547	¥106	2
Corporate bonds	14,638	12	—	—	14,638	12	1
Residential mortgage-backed securities	86,103	1,751	29	2	86,132	1,753	53

Total	¥115,288	¥1,869	¥29	¥2	¥115,317	¥1,871	56

Roll-Forward Of Credit Loss Component Recognized in Earnings [Table Text Block]

	Six months ended September 30,
	2012	2013
	(in millions)
Balance at beginning of period	¥30,066	¥24,525

Additions:
Initial credit impairments	4,152	505
Subsequent credit impairments	2,023	799

Reductions:
Securities sold or matured	(6,120)	(8,814)

Balance at end of period	¥30,121	¥17,015